SCHEDULE OF LONG TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long term loans	$ 934
Less- Current portion	(826)	$ (1,166)
Non Current Long term loans	108	228
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Long term loans	219	372
Less- Current portion	(111)	(144)
Non Current Long term loans	$ 108	$ 228
Long-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	1.80%
Long-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate	6.10%